Revenues, net	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenues, net

14. Revenues, net:

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s revenue disaggregated by revenue source for the six month periods ended June 30, 2023 and 2024:

	Six months ended June 30,
	2023	2024
Revenues derived from spot charters, net	$3,962	$8,740
Revenues derived from time charters, net	17,159	16,975
Revenues, net	$21,121	$25,715

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
Accounts receivable trade from spot charters	$4,790	$3,827
Accounts receivable trade from time charters	260	1,475
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(60)	(60)
Total	$4,964	$5,216